As filed with the Securities and Exchange Commission on May 24, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06317

The Jundt Growth Fund, Inc.
(Exact name of registrant as specified in charter)

301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Address of principal executive offices) (Zip code)

James R. Jundt
301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Name and address of agent for service)

800-541-0677
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1. Schedule of Investments.

		Jundt Growth Fund
Schedule of Investments (unaudited)		March 31, 2005

COMMON STOCKS
	Number		Market
Industry Description and Issue	of Shares	Cost	Value (a)
BIOTECHNOLOGY (7.2%)
Amgen Inc. (b)	9,500	$ 613,150	$ 552,995
Gilead Sciences, Inc. (b)	7,700	265,267	275,660
ImClone Systems Incorporated (b)	13,600	630,426	469,200
		1,508,843	1,297,855

CABLE (5.1%)
Charter Communications, Inc. - Class A (b)	366,300	849,192	586,334
Comcast Corporation - Class A (b)	10,000	244,748	334,000
		1,093,940	920,334

COMPUTER HARDWARE (2.3%)
NCR Corporation (b)	12,500	402,670	421,750
		402,670	421,750

COMPUTER SERVICES/SOFTWARE (7.8%)
Immersion Corporation (b)(d)	120,600	866,555	723,600
Microsoft Corporation	14,300	389,988	345,631
Wipro Limited ADR (g)	16,200	402,495	330,642
		1,659,038	1,399,873

CONSUMER (0.8%)
Avon Products, Inc.	3,300	128,894	141,702
		128,894	141,702

DISCOUNT (5.0%)
Costco Wholesale Corporation	11,600	546,922	512,488
The Home Depot, Inc.	1,400	44,551	53,536
Lowe's Companies, Inc.	1,800	66,792	102,762
Target Corporation	4,700	236,844	233,785
		895,109	902,571

ENERGY (2.9%)
Apache Corporation	4,400	265,378	265,158
Suncor Energy, Inc. (g)	6,600	253,368	265,386
		518,746	530,544

FINANCIAL SERVICES (1.0%)
Willis Group Holdings Limited (g)	4,800	197,335	176,976
		197,335	176,976

INTERNET SERVICES (2.8%)
eBay Inc. (b)	13,400	493,444	499,284
		493,444	499,284

MEDICAL DEVICES (9.9%)
Boston Scientific Corporation (b)	16,000	593,512	468,640
C. R. Bard, Inc.	500	26,982	34,040
Medtronic, Inc.	2,000	96,620	101,900
Stryker Corporation	5,200	230,277	231,544
Varian Medical Systems, Inc. (b)	9,900	380,952	339,372
Zimmer Holdings, Inc. (b)	7,900	646,117	614,699
		1,974,460	1,790,195

MISCELLANEOUS (5.3%)
iShares FTSE/Xinhua China 25 Index Fund ADR (b)(g)	14,400	798,834	786,240
OM Group, Inc. (b)	5,500	196,077	167,310
		994,911	953,550

NATIONAL RADIO (6.7%)
XM Satellite Radio Holdings Inc. - Class A (b)(h)	38,100	905,710	1,200,150
		905,710	1,200,150

OIL DRILLING, EQUIPMENT & SERVICES (8.9%)
GlobalSantaFe Corporation (g)	7,500	273,729	277,128
Noble Corporation (g)	6,500	339,606	365,365
Schlumberger Limited (g)	12,100	846,180	852,808
Transocean Inc. (b)(g)	2,200	84,396	113,212
		1,543,911	1,608,513

		Jundt Growth Fund
Schedule of Investments (unaudited) (concluded)		March 31, 2005
COMMON STOCKS (concluded)

PHARMACEUTICALS (12.6%)
Allergan, Inc.	2,600	$ 184,869		$ 180,622
Cephalon, Inc. (b)	1,500	84,261		70,245
Eli Lilly and Company	8,800	477,689		458,480
Sanofi-Aventis ADR (g)	13,300	513,320		563,122
Sepracor Inc. (b)	17,000	776,696		975,970
Wyeth	400	16,069		16,872
		2,052,904		2,265,311

RESTAURANTS (1.3%)
The Cheesecake Factory Incorporated (b)	6,800	219,169		241,060
		219,169		241,060

SATELLITE TELEVISION (0.8%)
EchoStar Communications Corporation - Class A (b)	4,700	150,390		137,475
		150,390		137,475

SEMICONDUCTOR (1.1%)
SanDisk Corporation (b)	7,000	194,361		194,600
		194,361		194,600

SPECIALTY (3.7%)
7-Eleven, Inc. (b)	7,500	180,410		180,035
Bed Bath & Beyond Inc. (b)	13,100	112,797		478,674
Coach, Inc. (b)	100	4,212		5,663
		297,419		664,372

TELECOMMUNICATIONS INFRASTRUCTURE (2.2%)
Avaya Inc. (b)	34,900	561,218		407,632
		561,218		407,632
Total Common Stocks (87.4%)		15,792,472		15,753,747

SHORT-TERM SECURITIES
Industry Description and Issue	Principal			Market
REPURCHASE AGREEMENT (2.8%)	Amount	Cost		Value (a)
Repurchase agreement with U.S. Bank, N.A. 1.9000%
acquired on 3/31/05 and due 4/01/05 with proceeds
of $500,000 collateralized by $547,000
FHARM, 4.343%, due 8/01/2034, value including
accrued interest, $510,593.	$ 500,000	$ 500,000		$ 500,000
Total Short-Term Securities (2.8%)		500,000		500,000
Total investments in securities (90.2%)		$ 16,292,472	(c)	16,253,747
Other assets in excess of liabilities (9.8%)				1,760,316
Net Assets (100.0%)				$ 18,014,063

Jundt Growth Fund
Schedule of Investments (unaudited) (concluded)	March 31, 2005

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at March 31, 2005, was $16,292,472. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 1,335,101
	Gross unrealized depreciation		(1,373,826)
	Net unrealized depreciation		$ (38,725)

(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Growth Fund, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2005. The activity for investments in Common Stocks of Affiliates is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 866,555	$ —	$ —	$ 866,555	$ 723,600	$ —	$ —
	Total	$ 866,555	$ —	$ —	$ 866,555	$ 723,600	$ —	$ —

(e)	As of March 31, 2005, initial margin deposits of $510,000 have been pledged in connection with the following open short future contracts.
Unrealized
	Contracts	Issue				Market Value		Appreciation
	34	NASDAQ 100 - June 2005				$ 5,070,700		$ 42,475
	Total					$ 5,070,700		$ 42,475

(f)	Schedule of Options Written:
	Contracts (100 shares per contract)					Market Value
Call Options
Sepracor Inc.
	71	Expiration April 2005, Exercise Price $60.00				$ 6,775
	71	Total Call Options Written (Premiums received $39,306)				$ 6,775

(g)
Represents foreign securities or Exchange Traded Funds holding primarily foreign securities, which are both listed directly on a domestic securities exchange or included in the NASDAQ National Market Systems.

ADR- American Depository Receipt

(h)	Securities partially on deposit, with a market value of $664,230, held in a margin account as collateral for short sales and options as of March 31, 2005.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Jundt Growth Fund, Inc.

By (Signature and Title)  /s/ James R. Jundt
James R. Jundt, Chairman of the Board

Date  5/23/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Marcus E. Jundt
Marcus E. Jundt, President

Date  5/23/2005

By (Signature and Title)  /s/ Gerald M. Fitterer
Gerald M. Fitterer, Treasurer

Date  5/23/2005